Revenue Recognition - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue From Contract With Customer [Line Items]
Deferred revenue revenue recognized			$ 32.3	$ 81.3	$ 89.7	$ 93.2
Amortization of capitalized contract costs	$ 14.7	$ 25.6	28.2	$ 54.7	94.0	129.7
Revenue remaining performance obligation	$ 2,000.0		$ 2,000.0		$ 1,000.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2031		2031		2031
Committed revenue backlog			$ 3,000.0		$ 3,000.0	4,000.0
Other Current Assets [Member]
Revenue From Contract With Customer [Line Items]
Prepaid member referral fees	$ 40.2		40.2		31.6	57.9
Sales incentive compensation	40.2		40.2		31.6
Other Assets [Member]
Revenue From Contract With Customer [Line Items]
Prepaid member referral fees	17.9		17.9		18.0	$ 30.4
Sales incentive compensation	$ 17.9		$ 17.9		$ 18.0